Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease obligations
As of December 31, 2018, the Group had the following operating lease obligations falling due in:

Amount
US$
2019	7,630,760
2020	6,140,923
2021	4,469,563
2022	992,012
2023 and thereafter	117,525

Total	19,350,783

Schedule of Capital Lease Obligations
As of December 31, 2018, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due in:

Amount
US$
2019	7,743,401
2020	7,555,151
2021	4,082,778
2022	-
2023 and thereafter	-
Total minimum lease payments	19,381,330
Less interest	(2,804,114)

Capital lease obligations	16,577,216
Less current maturities of capital lease obligations	(6,562,425)

Long-term capital lease obligations	10,014,791

Schedule of Outstanding Commitments
As of December 31, 2018, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2019	653,276,378
2020	425,248,166
2021	204,844,862
2022	42,390,351
2023 and thereafter	-

Total	1,325,759,757